MERRILL LYNCH
EUROFUND








FUND LOGO








Quarterly Report

January 31, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
EuroFund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH EUROFUND


PORTFOLIO INFORMATION


As a Percentage of Stocks &
Convertible Warrants
As of January 31, 1997

A pie chart illustrating the following percentages:

Spain                            0.5%
Slovakia                         0.5%
Denmark                          0.6%
Portugal                         0.7%
Ireland                          1.1%
Hungary                          2.4%
Finland                          4.5%
Switzerland                      7.4%
Germany                         13.3%
France                          15.2%
Sweden                           9.2%
Netherlands                      9.0%
Italy                            8.3%
Poland                           2.1%
Norway                           1.8%
Turkey                           1.3%
Russia                           1.0%
Croatia                          0.7%
Czech Republic                   0.6%
Greece                           0.1%
United Kingdom                  19.7%


EUROPEAN STOCK MARKET PERFORMANCE


Total Return for the
Three-Month Period
Ended January 31, 1997
In US dollars*

A bar graph illustrating the following percentages:

Switzerland                    + 1.6
Ireland                        + 5.2
Germany                        + 5.3
United Kingdom                 + 6.3
Netherlands                    + 8.0
France                         + 8.6
Denmark                        + 9.2
Sweden                         + 9.6
Spain                          +16.7
Norway                         +20.3
Finland                        +20.5
Italy                          +24.7


Source: Financial Times/Standard & Poor's--Actuaries Index.

[FN]
*For the three-month period ended January 31, 1997, total investment return for the Financial Times/Standard & Poor's--Actuaries Europe Index was +7.75%.



DEAR SHAREHOLDER


During the quarter ended January 31, 1997, the unmanaged Financial Times/Standard & Poor's--Actuaries Europe Index had a total return of +7.75%, while the total return for the unmanaged Morgan Stanley Capital International Europe Index was +7.39%. For the same period, Merrill Lynch EuroFund's Class A, Class B, Class C and Class D Shares provided total returns of +9.88%, +9.65%, +9.66% and +9.85%, respectively. (Results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4--6 of this report to shareholders).

The Fund's outperformance relative to the European stock indexes was caused principally by the Fund's overexposure to value-oriented, economically sensitive stocks. It appears that these areas of the market are returning to favor, after being overshadowed for nearly two and a half years by investor preference for growth stocks.

The global investment environment remained benign, although currency, stock and bond markets exhibited a fair degree of volatility. Continued evidence of low inflation and strong economic growth in the United States led to renewed US dollar strength, which had a particularly beneficial impact on European equities, while returns in US dollar terms were clearly impacted negatively. Excess global liquidity was in evidence, but as synchronous global economic recovery becomes a reality, this support for the markets will start to dissipate.

In the latter part of the year, European economies continued their erratic recovery. Fourth-quarter 1996 growth was appreciably weaker than the third quarter, but the upward trend was still intact. Much of the slowdown was weather-related, and therefore temporary, with some likelihood of a catch-up in the first quarter of 1997. Growth generally remained unbalanced, with strong external demand (with the exception of the United Kingdom) caused by depreciating currencies and strong US growth. Domestic demand (again with the exception of the United Kingdom) remained rather lackluster. High levels of unemployment and tight fiscal policies are curtailing consumer spending, but rising real wages could favorably impact growth as the year progresses. In Italy, where fiscal policy tightening is most evident and the currency strong, economic growth will be very modest.

Sluggish economic growth enabled bond yields to remain low and to fall further in the peripheral economies as expectations concerning their participation in the first round of the European Monetary Union (EMU) strengthened further. In these countries, inflation continued to fall sharply, and further interest rate reductions may be possible. In core Europe, currency depreciation effectively loosened monetary policy, and as such, further monetary easing is unlikely. However, the recent huge rise in German unemployment may swing the balance in favor of a further monetary easing. At some point in late 1997 or early 1998, currency weakness may be reflected in higher rates of inflation, causing the whole interest rate cycle to begin to swing in the opposite direction.

The progress toward EMU assumes increased importance as 1997 progresses. Until recently, the EMU bandwagon rolled at full speed. However, problems are beginning to arise, not the least of which is that Germany, the acknowledged pillar of the whole system, may not meet the Maastricht criteria by the end of 1997. Whether this means the whole process is likely to be delayed, or whether it simply means that the criteria will be relaxed, and thus allow more countries to participate at the first stage, is highly debatable. Since most of the recent performance of European equity markets was predicated on a successful start to EMU in 1999, the equity market risks have clearly increased.

In forthcoming months, politics are likely to have a greater influence on markets than usual. In the United Kingdom, the general election must take place in the next three months. In France, Germany and Italy, a backlash against the impact of tight fiscal policy on growth and unemployment is emerging. The risk is that governments will capitulate to public pressure and lessen their resolve to meet the EMU criteria.

Investment Strategy
The rapid rise in equity markets has resulted in equity valuations becoming stretched, based on historic comparisons. On most investment criteria, we believe the markets are 10%--15% overvalued. Relative to interest rates and bond yields, markets are more fairly valued. However, we believe that this valuation support could diminish during the year, as economic growth picks up and bond yields begin to rise. For this reason, we raised significant amounts of cash over the last two months--three months, as individual stock valuations became excessive. The Fund's cash reserve level as of January 31, 1997 was 16.9% of net assets and was principally denominated in Deutschemarks. It is likely that the cash level will remain high, and will only be invested if the markets correct substantially. The most likely causes for a broad market correction would be a Wall Street correction, a fall in the US dollar, a US interest rate increase, a postponement of EMU, or a technically inspired fall caused by the overbought condition of many stocks and markets.

The currency strategy of the Fund changed recently, and the Deutschemark is now the currency of preference. The US dollar is fundamentally fairly-to-fully valued, and is technically stretched, in our view. We believe the principal beneficiary of any US dollar fall would be the Deutschemark.

Our market and sector views are little changed since our October 31, 1996 report and indeed have changed little in the last three years. We remain underweighted in the United Kingdom, Spain, and Switzerland, and overweighted in Italy, Sweden, Finland and Emerging/ Eastern Europe. The sector bias remains very much toward value/economic sensitivity and away from growth and defensive issues whose valuations appear excessive. Our recent purchases maintained the value bias, and focused principally on companies that are embarking upon ambitious restructuring programs. The Fund may also increase its exposure to small-capitalization issues, as these tend to outperform larger-capitalization issues in periods of economic growth.

In Conclusion
The equity market appreciation witnessed in the last quarter left valuations at a high level, particularly for this point in the economic cycle. Although an increased focus on returns and shareholder value and structurally lower inflation might argue for higher valuations than the historic norms, we believe that equity markets already reflect that possibility. Should a market correction of 10%--15% occur, the Fund would not escape without losses, but its focus on value and its substantial cash reserves should afford some protection.

We thank you for your investment in Merrill Lynch EuroFund, and we look forward to reviewing our outlook and strategy with you in the next report to shareholders.

Sincerely,





(Arthur Zeikel)
Arthur Zeikel
President





(Adrian C. Holmes)
Adrian C. Holmes
Vice President and Portfolio Manager



March 7, 1997

PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                       +25.26%        +18.69%
Five Years Ended 12/31/96                 +12.95         +11.74
Inception (10/26/88)
through 12/31/96                          +12.53         +11.79

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/96                       +24.00%        +20.00%
Five Years Ended 12/31/96                 +11.78         +11.78
Inception (1/30/87) through 12/31/96      + 9.04         + 9.04

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/96                       +23.93%        +22.93%
Inception (10/21/94)
through 12/31/96                          +14.26         +14.26

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                       +24.90%        +18.35%
Inception (10/21/94) through 12/31/96     +15.17         +12.37

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Performance Summary--Class A Shares
                                     Net Asset Value     Capital Gains     Dividends
Period Covered                    Beginning     Ending    Distributed        Paid*       % Change**
10/26/88--12/31/88                 $ 8.83      $ 8.83        $0.023           --          + 0.26%
1989                                 8.83       10.99          --           $0.087        +25.48
1990                                10.99       10.53          --            0.230        - 2.23
1991                                10.53       11.75          --            0.451        +16.20
1992                                11.75       11.12          --             --          - 5.36
1993                                11.12       14.67          --             --          +31.92
1994                                14.67       13.62         0.737          0.889        + 4.29
1995                                13.62       14.27         0.986          0.071        +12.72
1996                                14.27       14.99         1.725          1.047        +25.26
1/1/97--1/31/97                     14.99       15.36          --            0.001        + 2.47
                                                             ------         ------
                                                       Total $3.471   Total $2.776

                                                  Cumulative total return as of 1/31/97: +169.26%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


Performance Summary--Class B Shares
                                     Net Asset Value     Capital Gains     Dividends
Period Covered                    Beginning     Ending    Distributed        Paid*       % Change**
1/30/87--12/31/87                  $10.00      $ 8.61        $0.737         $0.055        - 5.98%
1988                                 8.61        8.80         0.023          0.126        + 3.98
1989                                 8.80       10.85          --            0.071        +24.13
1990                                10.85       10.38          --            0.124        - 3.26
1991                                10.38       11.59          --            0.332        +15.08
1992                                11.59       10.85          --             --          - 6.38
1993                                10.85       14.17          --             --          +30.60
1994                                14.17       12.95         0.737          0.889        + 3.24
1995                                12.95       13.36         0.986          0.071        +11.52
1996                                13.36       13.85         1.725          0.886        +24.00
1/1/97--1/31/97                     13.85       14.18          --            0.001        + 2.39
                                                             ------         ------
                                                       Total $4.208   Total $2.555

                                                  Cumulative total return as of 1/31/97: +141.46%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class C Shares
                                     Net Asset Value     Capital Gains     Dividends
Period Covered                    Beginning     Ending    Distributed        Paid*       % Change**
10/21/94--12/31/94                 $15.08      $12.94        $0.737         $0.889        - 3.07%
1995                                12.94       13.35         0.986          0.071        +11.53
1996                                13.35       13.77         1.725          0.940        +23.93
1/1/97--1/31/97                     13.77       14.10          --            0.001        + 2.40
                                                             ------         ------
                                                       Total $3.448   Total $1.901

                                                   Cumulative total return as of 1/31/97: +37.19%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


PERFORMANCE DATA (concluded)

Performance Summary--Class D Shares
                                     Net Asset Value     Capital Gains     Dividends
Period Covered                    Beginning     Ending    Distributed        Paid*       % Change**
10/21/94--12/31/94                 $15.75      $13.61        $0.737         $0.889        - 2.93%
1995                                13.61       14.22         0.986          0.071        +12.44
1996                                14.22       14.92         1.725          1.006        +24.90
1/1/97--1/31/97                     14.92       15.29          --            0.001        + 2.49
                                                             ------         ------
                                                       Total $3.448   Total $1.967

                                                   Cumulative total return as of 1/31/97: +39.71%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


Recent Performance Results*
                                                                                12 Month   3 Month
                                                 1/31/97  10/31/96   1/31/96    % Change   % Change
ML EuroFund Class A Shares                       $15.36    $16.67    $14.50     +18.62%(1) +3.18%(1)
ML EuroFund Class B Shares                        14.18     15.47     13.57     +18.04(1)  +3.54(1)
ML EuroFund Class C Shares                        14.10     15.45     13.55     +17.63(1)  +3.16(1)
ML EuroFund Class D Shares                        15.29     16.57     14.44     +18.62(1)  +3.37(1)
ML EuroFund Class A Shares--Total Return                                        +26.33(2)  +9.88(2)
ML EuroFund Class B Shares--Total Return                                        +25.00(3)  +9.65(3)
ML EuroFund Class C Shares--Total Return                                        +25.03(4)  +9.66(4)
ML EuroFund Class D Shares--Total Return                                        +26.06(5)  +9.85(5)

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $1.725 per share capital gains distributions.
(2)Percent change includes reinvestment of $1.048 per share ordinary income dividends and $1.725 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.887 per share ordinary income dividends and $1.725 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.941 per share ordinary income dividends and $1.725 per share capital gains distributions.
(5)Percent change includes reinvestment of $1.007 per share ordinary income dividends and $1.725 per share capital gains distributions.

SCHEDULE OF INVESTMENTS                                                                                      (in US dollars)
                                  Shares                                                                           Percent of
Industries                         Held           Investments                               Cost            Value  Net Assets
Croatia

Banking                           90,000   Zagrebacka Banka (GDR)*                   $    1,234,184   $    2,868,750    0.2%

Pharmaceuticals                  277,500   Pliva D.D. (GDR)*                              2,255,760        4,717,500    0.4

                                           Total Investments in  Croatia                  3,489,944        7,586,250    0.6


Czech Republic


Banking                           44,000   Komercni Banka A.S.                            1,148,451        1,140,899    0.1

Mining                             5,490   Severoceske Doly                                 119,136          147,303    0.0

Telecommunications                27,500   SPT Telecom A.S.                               2,535,302        3,366,962    0.3

Utility                           55,000   Ceske Energeticke Zavody                       1,659,778        1,745,465    0.1

                                           Total Investments in the
                                           Czech Republic                                 5,462,667        6,400,629    0.5


Denmark


Textiles                         113,877   Carli Gry International A/S                    3,257,298        5,814,236    0.5

                                           Total Investments in Denmark                   3,257,298        5,814,236    0.5


Finland


Metals & Mining                  405,100   Outokumpu OY                                   6,167,229        6,556,493    0.5

Paper & Forest                 1,445,655   Enso-Gutzeit OY 'R'(Ordinary)
Products                                   (Registered)                                  10,651,652       11,610,022    0.9
                               1,959,500   Metsa Serla OY (Class B)                      14,945,500       14,291,492    1.2
                                 741,447   UPM-Kymmene Corp.                             15,230,692       14,506,605    1.2
                                                                                      --------------  --------------  ------
                                                                                         40,827,844       40,408,119    3.3

                                           Total Investments in Finland                  46,995,073       46,964,612    3.8

France


Automobiles &                     70,682   Peugeot S.A.                                   9,520,592        7,579,462    0.6
Equipment                         96,600   Sommer Allibert S.A.                           2,862,214        2,987,089    0.3
                                                                                     --------------   --------------  ------
                                                                                         12,382,806       10,566,551    0.9

Banking                           87,750   Societe Generale de France S.A.                9,244,244       10,092,043    0.8

Communication                    211,880   Alcatel Alsthom Cie Generale
Equipment                                  d'Electricite S.A.                            19,121,917       20,996,427    1.7


Construction                     108,150   Bouygues S.A.                                 10,968,837       10,619,430    0.9

Electronics                       88,051   SGS-Thomson Microelectronics N.V.              4,065,218        6,305,280    0.5

Financial Services               201,300   Compagnie de Suez S.A.                         7,592,048        9,555,380    0.8
                                 150,200   Compagnie Financiere de Paribas S.A.           8,164,002       10,274,984    0.8
                                  48,020   EuraFrance S.A.                               13,909,651       20,388,962    1.6
                                                                                     --------------   --------------  ------
                                                                                         29,665,701       40,219,326    3.2

Food Manufacturing                37,620   Groupe Danone S.A.                             5,976,543        5,816,474    0.5

Insurance                        240,945   Assurances Generales de France
                                           S.A. (AGF)                                     6,542,733        7,677,126    0.6


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                  Shares                                                                           Percent of
Industries                         Held           Investments                               Cost            Value  Net Assets
France (concluded)

Machinery                        177,431   Compagnie de Fives-Lille S.A.             $    9,488,305   $   15,304,627    1.2%

Metals & Steel                   893,378   Usinor-Sacilor                                13,251,879       12,697,922    1.0

Oil--Related                     169,290   Elf Aquitaine S.A.                            12,219,543       16,439,192    1.3

                                           Total Investments in France                  132,927,726      156,734,398   12.6


Germany

Automobiles                       43,548   Volkswagen AG                                 16,437,824       20,442,200    1.7

Banking                          226,003   Commerzbank AG                                 5,522,409        5,725,262    0.5
                                 168,000   Deutsche Bank AG (Warrants)(a)                 1,440,551        1,599,805    0.1
                                                                                     --------------   --------------  ------
                                                                                          6,962,960        7,325,067    0.6

Chemicals                         77,016   Henkel KGaA                                    3,295,326        3,789,214    0.3
                                 387,409   Henkel KGaA (Preferred)                       16,360,407       19,675,515    1.6
                                                                                     --------------   --------------  ------
                                                                                         19,655,733       23,464,729    1.9

Construction                      30,480   Philipp Holzmann AG                           11,661,385        7,777,219    0.6

Engineering                      321,783   Kloeckner Werke AG                            14,985,368       17,285,377    1.4

Insurance                         13,558   Allianz AG Holding                            23,994,954       25,200,897    2.0

Manufacturing                     80,132   Thyssen AG                                    14,738,361       15,251,592    1.2

Metals                            19,014   Degussa AG                                     6,577,431        8,113,042    0.7

Retail Trade                      30,485   Karstadt AG                                   11,896,585        9,304,420    0.7
                                  55,190   Moebel Walther AG (Preferred)                  2,067,520        3,503,699    0.3
                                                                                     --------------   --------------  ------
                                                                                         13,964,105       12,808,119    1.0

                                           Total Investments in Germany                 128,978,121      137,668,242   11.1


Greece


Beverages                         27,500   Hellenic Bottling Co.                            915,027          917,983    0.1

                                           Total Investments in Greece                      915,027          917,983    0.1


Hungary


Chemicals                         90,000   Tisza Vegyi Kombinat
                                           Reszvenytarsasag (GDR)*                          792,900        1,341,000    0.1

Food/Grocery                      27,500   Pick Szeged Reszvenytarsasag                   1,236,392        1,724,925    0.1

Packaging &                       29,500   Cofinec S.A. (GDR)*                            1,066,831        1,092,975    0.1
Containers

Pharmaceuticals                   90,000   Egis                                           1,899,574        5,989,752    0.5
                                 220,000   Gedeon Richter (GDR)*                          3,141,407       14,245,000    1.1
                                                                                     --------------   --------------  ------
                                                                                          5,040,981       20,234,752    1.6

                                           Total Investments in Hungary                   8,137,104       24,393,652    1.9


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                              Shares Held/                                                                         Percent of
Industries                    Face Amount         Investments                             Cost              Value  Net Assets
Ireland

Paper & Forest                 4,279,417   Jefferson Smurfit Group PLC               $   12,726,781   $   11,623,913    0.9%
Products

                                           Total Investments in Ireland                  12,726,781       11,623,913    0.9


Italy


Construction/                    771,200   Italcementi S.p.A.                             5,174,183        4,782,617    0.4
Building Materials

Diversified                   13,030,335   Compagnie Industriali Riunite S.p.A.
Holdings                                   (CIR)                                         12,170,577       10,106,049    0.8
                              22,853,050   Montedison S.p.A.                             21,738,076       18,518,386    1.5
                                                                                     --------------   --------------  ------
                                                                                         33,908,653       28,624,435    2.3

Insurance                      8,106,664   Istituto Nazionale delle Assicurazioni
                                           (INA)                                         11,436,541       11,191,492    0.9
                           US$ 1,755,000   Republic of Italy, INA Convertible,
                                           5% due 6/28/2001                               1,755,000        1,750,613    0.1
                                                                                     --------------   --------------  ------
                                                                                         13,191,541       12,942,105    1.0

Oil & Gas Producers            1,501,354   Ente Nazionale Idrocarburi S.p.A.
                                           (ENI)                                          6,716,575        8,374,494    0.7

Publishing                     7,347,051   Seat S.p.A.                                    2,044,683        1,855,339    0.2

Telecommunications             7,347,051   Societa Finanziaria Telefonica S.p.A.
                                           (STET)                                        17,586,684       28,855,763    2.3

                                           Total Investments in Italy                    78,622,319       85,434,753    6.9

Netherlands


Automobiles &                    152,000   Vredestein Groep N.V.                          1,513,329        1,958,039    0.2
Equipment

Chemicals                        103,590   Akzo Nobel                                    12,803,628       14,554,851    1.2
                                 310,870   European Vinyls Corporation
                                           International N.V.                            11,599,987        8,651,236    0.7
                                                                                     --------------   --------------  ------
                                                                                         24,403,615       23,206,087    1.9

Diversified Holdings             141,504   Internatio-Mueller N.V.                        2,822,501        4,014,843    0.3

Electrical Equipment             439,875   Philips Electronics N.V.                      15,878,566       17,692,548    1.4
                                 112,592   Twentsche Kabel Holding N.V.                   4,628,319        5,569,014    0.4
                                                                                     --------------   --------------  ------
                                                                                         20,506,885       23,261,562    1.8

Engineering &                    145,320   Kondor Wessels Groep N.V.                      5,517,686        5,805,533    0.5
Construction

Financial Services               760,927   Internationale Nederlanden Groep N.V.         20,024,803       28,661,942    2.3

Transportation                   202,108   KLM Royal Dutch Airlines N.V.                  6,051,185        6,041,928    0.5

                                           Total Investments in the Netherlands          80,840,004       92,949,934    7.5


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                  Shares                                                                           Percent of
Industries                         Held           Investments                               Cost            Value  Net Assets
Norway

Computer Software                 38,100   Merkantildata ASA                         $      762,932   $      926,979    0.1%

Manufacturing                     93,712   Orkla A.S. (Class A)                           4,734,833        7,446,164    0.6

Oil & Gas Producers              311,424   Saga Petroleum A.S. (Class B)                  3,816,498        5,490,922    0.4

Publishing                       196,647   Schibsted ASA                                  4,055,970        4,360,512    0.4

                                           Total Investments in Norway                   13,370,233       18,224,577    1.5

Poland


Automobile Components             23,926   Stomil Olsztyn S.A.                              312,543          315,026    0.0

Banking                          200,000   Wielkopolsky Bank Kredytowy S.A.                 997,075        1,566,667    0.1

Chemicals                        387,805   Polifarb Wroclaw S.A.                            991,199        2,223,415    0.2

Electrical Equipment             600,000   Bydgoska Fabryka Kabli S.A.                    1,790,810        3,700,000    0.3
                                  73,203   Elektrobudowa S.A.                               928,099        1,415,258    0.1
                                                                                     --------------   --------------  ------
                                                                                          2,718,909        5,115,258    0.4

Engineering &                    890,000   Elektrim S.A.                                  3,945,778        9,374,667    0.8
Construction                     360,000   Mostostal Zabrze                               1,713,606        2,040,000    0.2
                                                                                     --------------   --------------  ------
                                                                                          5,659,384       11,414,667    1.0

Metals                           110,000   Stalexport S.A.                                1,887,541        1,283,333    0.1

                                           Total Investments in Poland                   12,566,651       21,918,366    1.8


Portugal


Construction/                    225,000   Cimpor-Cimentos de Portugal S.A.               4,581,513        5,162,699    0.4
Building Materials

Telecommunications                50,000   Portugal Telecom S.A.                          1,143,326        1,728,966    0.1

                                           Total Investments in Portugal                  5,724,839        6,891,665    0.5


Russia


Natural Gas                      525,000   RAO Gazprom (ADR)**                            8,268,750       10,631,250    0.8

                                           Total Investments in Russia                    8,268,750       10,631,250    0.8


Slovakia


Metals & Mining                   27,500   VSZ                                              389,875          551,698    0.0
                                 121,700   Zavod SNP                                      1,835,272        2,047,114    0.2
                                                                                     --------------   --------------  ------
                                                                                          2,225,147        2,598,812    0.2

Pharmaceuticals                   25,000   Slovakofarma                                   1,522,842        2,854,938    0.2

                                           Total Investments in Slovakia                  3,747,989        5,453,750    0.4


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                  Shares                                                                           Percent of
Industries                         Held           Investments                               Cost            Value  Net Assets
Spain

Construction                      56,459   Fomento de Construciones y Contratas
                                           S.A.                                      $    4,664,375   $    5,052,323    0.4%

                                           Total Investments in Spain                     4,664,375        5,052,323    0.4


Sweden


Appliances                       285,800   Electrolux AB                                 13,761,199       17,209,259    1.4

Banking                          122,090   Sparbanken Sverige AB (Class A)                1,430,696        1,939,061    0.1

Engineering                      445,350   SKF AB (Class A)                               8,101,991       10,148,430    0.8
                                 257,281   Svedala Industry AB                            3,378,656        4,601,410    0.4
                                                                                     --------------   --------------  ------
                                                                                         11,480,647       14,749,840    1.2

Insurance                        411,950   Skandia Forsakrings AB                         9,778,411       11,094,113    0.9

Metals & Steel                   717,884   Avesta-Sheffield AB                            6,417,381        7,386,250    0.6

Paper & Forest                   381,026   Mo och Domsj AB (Class B)                      8,992,127       10,445,484    0.8
Products                       7,313,800   Rottneros Bruks AB                            10,774,603        8,585,695    0.7
                                 961,500   Stora Kopparbergs AB                          11,893,654       12,216,606    1.0
                                                                                     --------------   --------------  ------
                                                                                         31,660,384       31,247,785    2.5

Pharmaceuticals                  250,453   Astra AB 'A'                                  10,839,557       11,950,546    1.0

                                           Total Investments in Sweden                   85,368,275       95,576,854    7.7

Switzerland


Banking                          294,109   CS Holding AG (Registered)                    29,725,758       30,227,295    2.4

Chemicals                         20,248   Clariant AG (Registered)                       6,645,306        9,732,700    0.8

Consumer                          44,461   Societe Suisse pour la
Products                                   Microelectronique et l'Horlogerie
                                           AG (Registered)                                6,244,014        6,834,746    0.5

Diversified Holdings             212,567   Oerlikon-Buehrle Holding AG                   22,632,161       21,435,955    1.7

Machinery                          6,609   Saurer AG (Registered)                         2,877,027        3,107,112    0.3

Retail                            13,500   Fotolabo S.A.                                  5,606,913        5,075,545    0.4

                                           Total Investments in Switzerland              73,731,179       76,413,353    6.1


Turkey


Appliances                     5,078,000   Ardem Pisirici Ve Isitici Cihazlar
                                           Sanayii A.S.                                   1,260,218        1,268,297    0.1

Banking                       11,407,000   Turk Dis Ticaret Bankasi A.S.
                                           (Disbank)                                        399,831          432,269    0.0
                              45,000,000   Yapi Ve Kredi Bankasi A.S.                     1,915,778        1,937,818    0.2
                                                                                     --------------   --------------  ------
                                                                                          2,315,609        2,370,087    0.2

Diversified Holdings          45,000,000   Dogan Sirketler Grubu Holding A.S.               802,249        1,724,658    0.1

Electronics                    3,051,000   Vestel Elektronik Sanayi Ve
                                           Ticaret A.S.                                   1,113,527        1,195,595    0.1


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
                                  Shares                                                                           Percent of
Industries                         Held           Investments                               Cost            Value  Net Assets
Turkey (concluded)

Food Service                     450,000   Usas Ucak Servisi A.S.                    $      825,119   $    1,240,203    0.1%

Machinery                     27,000,000   Izmir Demir Celik Sanayii A.S.                   217,903          616,226    0.1

Petroleum                      4,180,000   Turcas Petroculuk A.S.                           455,906          405,004    0.0

Pharmaceuticals                6,884,000   Eczacibasi Ilac Sanayi Ve Ticaret A.S.           311,578          503,953    0.0

Printing &                     8,730,000   Hurriyet Gazetecilik Ve Matbaacilik
                                           A.S.                                             390,929          864,654    0.1
Publishing

Steel                          3,750,000   Eregli Demir Ve Celik Fabrikalari
                                           T.A.S.                                           777,120          694,385    0.1

Telecommunications             6,000,000   Alcatel Teletas Telekomunikasyon
                                           Endustri Ve Ticaret A.S.                         880,671          800,965    0.1

Textiles                       1,103,000   Aksu Iplik Dokuma Ve Boya Apre
                                           Fabrikalari T.A.S.                               104,914          109,246    0.0

Utilities--Electric              900,000   Aktas Elektrik Ticaret A.S.                    1,474,941        1,550,254    0.1

                                           Total Investments in Turkey                   10,930,684       13,343,527    1.1


United Kingdom


Beverages                        840,020   Allied Domecq PLC                              5,803,781        5,781,637    0.5
                                 617,140   Matthew Clark PLC                              6,049,421        2,927,342    0.2
                                                                                     --------------   --------------  ------
                                                                                         11,853,202        8,708,979    0.7

Chemicals                        768,789   Imperial Chemical Industries PLC               9,286,045        9,295,320    0.7
                               1,495,500   Inspec Group PLC                               6,707,529        4,625,320    0.4
                                                                                     --------------   --------------  ------
                                                                                         15,993,574       13,920,640    1.1

Computer/                        328,500   Misys PLC                                      3,955,589        5,790,634    0.5
Commercial/Office

Financial Services               724,000   HSBC Holdings PLC                             11,099,447       17,327,736    1.4

Food & Beverage                1,240,800   Cadbury Schweppes PLC                         10,423,624        9,345,395    0.8
                               2,222,960   Grand Metropolitan PLC                        14,283,698       16,546,853    1.3
                                 981,800   Unilever PLC                                  18,696,594       21,963,750    1.8
                                                                                     --------------   --------------  ------
                                                                                         43,403,916       47,855,998    3.9

Insurance                      1,193,300   Prudential Corp. PLC                           5,739,834       10,316,660    0.8

Pharmaceuticals                  785,000   Glaxo Wellcome PLC                            10,033,870       12,573,335    1.0

Real Estate                      687,475   Land Securities PLC                            6,551,222        8,405,808    0.7

Retail                         6,387,680   Asda Group PLC                                11,752,819       12,437,053    1.0
                               2,910,000   Tesco PLC                                     12,545,688       16,671,208    1.3
                                                                                     --------------   --------------  ------
                                                                                         24,298,507       29,108,261    2.3

Telecommunications             1,310,130   Cable & Wireless PLC                           8,843,750        9,783,592    0.8


SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US dollars)
                                  Shares                                                                           Percent of
Industries                         Held           Investments                               Cost            Value  Net Assets
United Kingdom (concluded)

Utilities--Electric,             458,350   Anglian Water PLC                         $    4,170,424   $    4,653,095    0.4%
Gas & Water                      517,175   Severn Trent PLC                               5,282,947        5,838,705    0.5
                                 831,000   South West Water PLC                           6,526,211        8,980,500    0.7
                                 687,000   Thames Water PLC                               5,710,625        7,458,716    0.6
                                 609,500   United Utilities PLC                           5,559,936        6,578,234    0.5
                                 529,650   Yorkshire Water PLC                            5,154,410        6,263,879    0.5
                                                                                     --------------   --------------  ------
                                                                                         32,404,553       39,773,129    3.2

                                           Total Investments in the
                                           United Kingdom                               174,177,464      203,564,772   16.4


                                  Face
                                 Amount         Short-Term Securities


Repurchase                US$ 27,105,000   UBS Securities Funding Corp.,
Agreements***                              purchased on 1/31/1997 to yield
                                           5.50% to 2/03/1997                            27,105,000       27,105,000    2.2

                                           Total Investments in Short-Term
                                           Securities                                    27,105,000       27,105,000    2.2

Total Investments                                                                    $  922,007,503    1,060,664,039   85.3
                                                                                     ==============
Other Assets Less Liabilities                                                                            182,268,915   14.7
                                                                                                      --------------  ------
Net Assets                                                                                            $1,242,932,954  100.0%
                                                                                                      ==============  ======

Net Asset                 Class A--Based on net assets of $311,073,745 and
Value:                             20,246,831 shares of beneficial interest
                                   outstanding                                                        $        15.36
                                                                                                      ==============
                          Class B--Based on net assets of $787,689,729 and
                                   55,550,808 shares of beneficial interest
                                   outstanding                                                        $        14.18
                                                                                                      ==============
                          Class C--Based on net assets of $19,956,703 and
                                   1,415,855 shares of beneficial interest
                                   outstanding                                                        $        14.10
                                                                                                      ==============
                          Class D--Based on net assets of $124,212,777 and
                                   8,123,409 shares of beneficial interest
                                   outstanding                                                        $        15.29
                                                                                                      ==============

(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
  *Global Depositary Receipts (GDR).
 **American Depositary Receipts (ADR).
***Repurchase Agreements are fully collateralized by US Government &
   Agency Obligations.



PORTFOLIO INFORMATION


As of January 31, 1997

                                               Percent of
Ten Largest Equity Holdings                    Net Assets

CS Holding AG (Registered)                        2.4%
Societa Finanziaria Telefonica S.p.A. (STET)      2.3
Internationale Nederlanden Groep N.V.             2.3
Allianz AG Holding                                2.0
Unilever PLC                                      1.8
Oerlikon-Buehrle Holding AG                       1.7
Alcatel Alsthom Cie Generale d'Electricite S.A.   1.7
Volkswagen AG                                     1.7
EuraFrance S.A.                                   1.6
Henkel KGaA (Preferred)                           1.6

                                              Percent of
Ten Largest Industries                        Net Assets

Financial Services                                6.9%
Paper & Forest Products                           6.7
Chemicals                                         6.0
Insurance                                         5.3
Banking                                           4.5
Diversified Holdings                              4.4
Pharmaceuticals                                   4.2
Food & Beverage                                   3.9
Telecommunications                                3.6
Utilities--Electric, Gas & Water                  3.2



Equity Portfolio Changes for the
Quarter Ended January 31, 1997

Additions

Aksu Iplik Dokuma Ve Boya
 Apre Fabrikalari T.A.S.
Alcatel Teletas
 Telekomunikasyon
 Endustri Ve Ticaret A.S.
Allianz AG Holding
Allied Domecq PLC
Ardem Pisirici Ve Isitici
 Cihazlar Sanayii A.S.
Atkas Elektrik Ticaret A.S.
Commerzbank AG
Eregli Demir Ve Celik
 Fabrikalari T.A.S.
Imperial Chemical
 Industries PLC
Merkantildata ASA
Saurer AG (Registered)
Schibsted ASA
Seat S.p.A.
Thyssen AG
Turcas Petroculuk A.S.
Turk Dis Ticaret Bankasi
 A.S. (Disbank)
Vestel Elektronik Sanayi
 Ve Ticaret A.S.


Deletions

Aegon N.V.
Alarko Holdings A.S.
Altinyildiz Mensucat Ve
 Konfeksiyon Fabriklari A.S.
Bayer AG
British Biotech PLC
Ciba-Geigy AG
Commerzbank AG (Warrants)
Cukurova Elektrik A.S.
Empresa Nacional de
 Electricidad S.A. (Endesa)
Ente Nazionale Idrocarburi
 S.p.A. (ENI) (Warrants)
Filippo Fochi S.p.A.
Finans Bank A.S.
Fortis Amev N.V.
Garphyttan Industrier AB
Getinge Industrier AB
 (Class B)
Hanson PLC (Ordinary)
Imperial Tobacco Group PLC
Kartonsan Karton Sanayi Ve
 Ticaret A.S.
Koc Yatirim Ve Sanayi
 Mamulleri Pazarlama S.A.
Koninklijke KNP BT N.V.
Mol Re Hung Oil & Gas
Net Holding A.S.
Otosan Otomobil Sanayii A.S.
Peninsular & Oriental Steam
 Navigation Co.
Sandoz AG (Registered)
Stadshyotek AB
Tomkins PLC
Zivnobanka-Investicni Fond



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Alan J. Albert, Vice President
Donald C. Burke, Vice President
Adrian C. Holmes, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863